RELATED PARTY TRANSACTIONS - Liabilities with Related Parties (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Transactions with related parties
Accrued expenses	Rp 372	Rp 350
% of accrued expenses on total liabilities	0.31%	0.40%
Advances from customers	Rp 27	Rp 31
% of advances from customers on total liabilities	0.03%	0.03%
Short-term bank loans - (Note 19)	Rp 3,655	Rp 956
Percentage of short-term bank loans on total liabilities	3.10%	1.08%
Two-step loans (Note 20a)	Rp 736	Rp 949
Percentage of two-step loans on total liabilities	0.62%	1.07%
Long-term bank loans - (Note 20c)	Rp 15,319	Rp 12,620
Percentage of long-term bank loans on total liabilities	13.00%	14.20%
Other borrowings (Note 20d)	Rp 3,740	Rp 2,244
Percentage of other borrowings on total liabilities	3.17%	2.52%
Ministry of Finance
Transactions with related parties
Accrued expenses	Rp 6	Rp 7
% of accrued expenses on total liabilities	0.01%	0.01%
Advances from customers	Rp 19	Rp 19
% of advances from customers on total liabilities	0.02%	0.02%
Entities under common control
Transactions with related parties
Accrued expenses	Rp 163	Rp 147
% of accrued expenses on total liabilities	0.13%	0.17%
Advances from customers	Rp 8	Rp 12
% of advances from customers on total liabilities	0.01%	0.01%
PLN
Transactions with related parties
Advances from customers	Rp 6	Rp 12
% of advances from customers on total liabilities	0.01%	0.01%
Kisel
Transactions with related parties
Accrued expenses	Rp 188	Rp 183
% of accrued expenses on total liabilities	0.16%	0.21%
Others
Transactions with related parties
Accrued expenses	Rp 15	Rp 13
% of accrued expenses on total liabilities	0.01%	0.01%
State-owned banks
Transactions with related parties
Accrued expenses	Rp 75	Rp 61
% of accrued expenses on total liabilities	0.06%	0.07%
Others
Transactions with related parties
Accrued expenses	Rp 88	Rp 86
% of accrued expenses on total liabilities	0.07%	0.10%
Advances from customers	Rp 2
% of advances from customers on total liabilities	0.00%	0.00%
Other related entities
Transactions with related parties
Accrued expenses	Rp 203	Rp 196
% of accrued expenses on total liabilities	0.17%	0.22%